Fair value measurements (Financial assets and liabilities measured at fair value on recurring basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Derivative assets, fair value	$ 1,852	$ 11,664
Liabilities
Derivative liabilities, fair value	200,014	97,066
Recurring
Assets
Derivative assets, fair value	1,852	11,664
Liabilities
Derivative liabilities, fair value	200,014	97,066
Recurring | Level 1
Assets
Derivative assets, fair value	0	0
Liabilities
Derivative liabilities, fair value	0	0
Recurring | Level 2
Assets
Derivative assets, fair value	1,852	11,664
Liabilities
Derivative liabilities, fair value	200,014	97,066
Recurring | Level 3
Assets
Derivative assets, fair value	0	0
Liabilities
Derivative liabilities, fair value	$ 0	$ 0